CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Income Statement [Abstract]
NET SALES	$ 3,941,182	$ 3,240,493	$ 2,887,071
COST OF GOODS SOLD	3,398,356	2,765,903	2,487,167
GROSS PROFIT	542,826	474,590	399,904
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	362,220	310,152	264,265
NET (GAIN) LOSS ON DISPOSITION OF ASSETS	(863)		172
EARNINGS FROM OPERATIONS	181,469	164,438	135,467
INTEREST EXPENSE	6,218	4,575	5,133
INTEREST INCOME	(731)	(541)	(294)
EQUITY IN EARNINGS OF INVESTEE	(25)	(267)	(374)
NON-OPERATING (INCOME)/EXPENSE	5,462	3,767	4,465
EARNINGS BEFORE INCOME TAXES	176,007	160,671	131,002
INCOME TAXES	51,967	55,174	45,870
NET EARNINGS	124,040	105,497	85,132
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,528)	(4,318)	(4,537)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 119,512	$ 101,179	$ 80,595
EARNINGS PER SHARE - BASIC (USD per share)	$ 1.95	$ 1.66	$ 1.33
EARNINGS PER SHARE - DILUTED (USD per share)	$ 1.94	$ 1.65	$ 1.33
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE GAIN (LOSS)	$ 6,130	$ (2,703)	$ (7,257)
COMPREHENSIVE INCOME	130,170	102,794	77,875
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,884)	(2,660)	(3,213)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 125,286	$ 100,134	$ 74,662